UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   November 19, 2024 to December 17, 2024

Commission File Number of issuing entity:  333-259741-09

Central Index Key Number of issuing entity:  0002036193

BANK 2024-BNK48
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-259741

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4333409
38-4333410
38-4333413
38-7330012
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-SB			X
A-4			X
A-4-1			X
A-4-2			X
A-4-X1			X
A-4-X2			X
A-5			X
A-5-1			X
A-5-2			X
A-5-X1			X
A-5-X2			X
X-A			X
X-B			X
A-S			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 17, 2024 a distribution was made to holders of the certificates issued by BANK 2024-BNK48.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Citi Real Estate Funding Inc., JPMorgan Chase Bank, National Association, Goldman Sachs Mortgage Company, Wells Fargo Bank, National Association, Bank of America, National Association, and National Cooperative Bank, N.A. (each a "Securitizer") and held by BANK 2024-BNK48 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from November 19, 2024 to December 17, 2024.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 13, 2024. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Citi Real Estate Funding Inc. filed its most recent Form ABS-15G on February 9, 2024. The CIK number for Citi Real Estate Funding Inc. is 0001701238.

JPMorgan Chase Bank, National Association filed its most recent Form ABS-15G on February 9, 2024. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Goldman Sachs Mortgage Company filed its most recent Form ABS-15G on November 13, 2024. The CIK number for Goldman Sachs Mortgage Company is 0001541502.

Wells Fargo Bank, National Association filed its most recent Form ABS-15G on May 9, 2024. The CIK number for Wells Fargo Bank, National Association is 0000740906.

Bank of America, National Association filed its most recent Form ABS-15G on November 15, 2024. The CIK number for Bank of America, National Association is 0001102113.

National Cooperative Bank, N.A. filed its most recent Form ABS-15G on February 1, 2024. The CIK number for National Cooperative Bank, N.A. is 0001577313.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 31, 2024 under Commission File No. 333-259741-09 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 31, 2024 under Commission File No. 333-259741-09 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for BANK 2024-BNK48, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	11/18/2024	$0.00
Current Distribution Date	12/17/2024	$0.00

*REO Account
Prior Distribution Date	11/18/2024	$0.00
Current Distribution Date	12/17/2024	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BANK 2024-BNK48, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	11/18/2024	$7,630.56
Current Distribution Date	12/17/2024	$7,376.27

Interest Reserve Account
Prior Distribution Date	11/18/2024	$0.00
Current Distribution Date	12/17/2024	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	11/18/2024	$0.00
Current Distribution Date	12/17/2024	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BANK 2024-BNK48, relating to the December 17, 2024 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 31, 2024 under Commission File No. 333-259741-09 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 31, 2024 under Commission File No. 333-259741-09 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: December 31, 2024